Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,277,209	1,276,072	1,273,295
Effect of stock options and restricted shares	2,572	925	0
Weighted average number of ordinary shares used in computation of the diluted earnings per share	1,279,781	1,276,997	1,273,295